Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 1,962		$ 1,962		$ 1,870
Carrying value of renegotiated loans	1,183		1,183		1,129
Renegotiated loans classified as performing	557		557		541
Renegotiated loans written off	3	$ 26	8	$ 33
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,710		1,710		1,639
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 252		$ 252		$ 231